Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	57,376	(167,928)

Expected income tax expense (recovery)	15,492	(45,341)

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net (income) loss related to joint venture	(15,974)	34,091
Fair value adjustment and accretion on redeemable preferences shares	(2,099)	9,480
Share-based payments	176	483
Withholding taxes	—	292
Other	145	(46)
True-up prior year balances	261	—
Effect of differences in tax rate in foreign jurisdictions	8	8
Change in unrecognized tax assets	1,984	1,033
Foreign exchange and other	7	—
Income tax expense	—	—

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Lease liability	139	159
Right-of-use asset	(139)	(159)
Total	—	—

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2020	2019
	$	$
Property, plant and equipment	48	66
Share issuance costs	18	26
Investment in associate	275	275
Accounts payable and accrued liabilities	467	4
Lease liability	8	2
Capital losses	2,476	2,476
Non-capital losses carried forward	17,299	15,035
Foreign tax credits	—	724
Total	20,591	18,608